Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.10%
Fannie Mae REMICs
Series 2015-18 NS 1.649% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	765,826	$ 76,873
Series 2015-37 SB 1.149% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	1,521,757	146,213
Series 2016-48 US 1.629% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	1,528,483	108,172
Series 2017-33 AI 4.50% 5/25/47 Σ, =	671,524	78,311
Series 2019-13 IP 5.00% 3/25/49 Σ, =	511,288	103,491
Series 4740 SB 1.663% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	793,121	87,293
Total Agency Collateralized Mortgage Obligations (cost $1,150,623)		600,353

Agency Commercial Mortgage-Backed Securities — 0.74%
Fannie Mae Series 2017-M2 A2 2.982% 2/25/27 •	934,517	921,155
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.752% 11/25/29 =, ♦, •	1,972,579	43,334
Series K115 X1 1.417% 6/25/30 =, ♦, •	1,767,173	89,141
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.663% 12/25/49 #, •	2,751,000	2,713,489
Series 2018-K73 B 144A 3.982% 2/25/51 #, •	600,000	590,126
Total Agency Commercial Mortgage-Backed Securities (cost $4,661,191)		4,357,245

Agency Mortgage-Backed Securities — 9.36%
Fannie Mae S.F. 15 yr
2.50% 4/1/36	1,307,316	1,236,699
3.00% 11/1/33	206,882	201,320
5.50% 10/1/38	376,953	385,608
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,364,839	1,927,403
2.00% 3/1/51	2,287,863	1,858,957
2.50% 8/1/50	426,233	366,844
2.50% 2/1/52	750,575	633,915
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 3/1/52	326,271	$ 276,333
3.00% 8/1/50	598,726	535,601
3.00% 12/1/51	792,394	704,212
3.00% 2/1/52	1,723,772	1,531,904
3.00% 6/1/52	230,610	205,013
3.00% 7/1/52	228,116	200,780
3.50% 1/1/48	236,993	222,807
3.50% 6/1/52	5,068,271	4,638,787
3.50% 9/1/52	1,398,970	1,296,821
4.00% 3/1/47	1,460,181	1,404,178
4.00% 5/1/51	76,397	73,165
4.00% 9/1/52	169,718	160,533
4.00% 12/1/54	127,306	120,021
4.50% 10/1/52	874,644	852,936
4.50% 2/1/53	1,639,883	1,597,658
5.00% 8/1/53	696,967	698,781
5.50% 10/1/52	1,005,275	1,020,610
5.50% 11/1/52	712,403	726,763
5.50% 3/1/53	1,318,710	1,335,247
5.50% 7/1/53	130,740	132,028
5.50% 2/1/55	2,508,024	2,529,633
5.50% 3/1/55	1,852,497	1,870,857
5.50% 5/1/55	30,425	30,693
5.50% 9/1/55	1,170,364	1,180,449
6.00% 12/1/52	962,227	989,812
6.00% 5/1/53	282,136	289,024
6.00% 6/1/53	67,328	69,064
6.00% 7/1/53	345,349	356,999
6.00% 9/1/53	422,612	432,971
6.00% 12/1/54	1,868,068	1,908,954
Freddie Mac S.F. 20 yr
2.00% 8/1/42	1,690,769	1,455,899
2.50% 2/1/42	721,905	644,461
2.50% 3/1/42	447,166	399,200
3.00% 3/1/37	504,864	481,562
Freddie Mac S.F. 30 yr
2.50% 11/1/51	2,967,363	2,554,098
2.50% 1/1/52	1,256,031	1,073,338
3.00% 1/1/52	1,242,709	1,092,694
4.00% 8/1/52	773,047	732,285
4.00% 9/1/52	1,093,773	1,035,605
4.50% 7/1/52	90,802	88,822
4.50% 9/1/52	806,526	789,006
4.50% 10/1/52	1,478,929	1,441,154
4.50% 11/1/52	1,435,611	1,398,795
5.00% 7/1/52	459,993	464,199
5.00% 9/1/52	892,118	893,116
5.00% 11/1/52	131,207	130,891
5.00% 2/1/53	160,708	160,131
5.00% 6/1/53	1,719,027	1,712,319
NQ- IV090 [0925] 1125 (4967888)    1

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 9/1/52	815,280	$ 829,414
5.50% 11/1/52	624,100	635,870
5.50% 3/1/53	326,414	333,738
5.50% 9/1/53	678,504	691,583
5.50% 6/1/54	23,230	23,457
5.50% 4/1/55	348,537	351,567
5.50% 6/1/55	27,774	28,013
GNMA II S.F. 30 yr
3.00% 12/20/51	399,852	357,605
3.00% 1/20/52	370,382	330,943
5.00% 9/20/52	554,321	554,719
5.50% 2/20/54	352,900	357,837
Total Agency Mortgage-Backed Securities (cost $55,258,551)		55,045,701

Collateralized Loan Obligations — 0.42%
AGL CLO 17 Series 2022-17A AR 144A 5.275% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	350,000	349,533
Aimco CLO 15 Series 2021-15A D1R 144A 7.072% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	125,000	123,928
Ballyrock CLO 18 Series 2021-18A C1R 144A 7.168% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	100,000	100,297
Canyon Capital CLO Series 2019-2A AR2 144A 5.328% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	200,000	199,945
Canyon CLO Series 2020-2A AR2 144A 5.348% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	249,445
CIFC Funding Series 2025-1A D1 144A 6.776% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	148,902
Dryden 109 CLO Series 2022-109A DR 144A 7.018% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	150,555
Elmwood CLO 22 Series 2023-1A D1R 144A 7.122% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	100,000	99,141
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.175% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	150,238
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Magnetite XlV Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	100,000	$ 99,682
Oaktree CLO Series 2020-1A D1RR 144A 6.918% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	147,830
TCW CLO Series 2019-2A D1R2 144A 7.325% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	150,000	146,498
Zais CLO 16 Series 2020-16A A1R2 144A 5.455% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	500,000	499,859
Total Collateralized Loan Obligations (cost $2,475,000)		2,465,853

Corporate Bonds — 9.50%
Banking — 2.65%
Bank of America
4.375% 1/27/27 μ, ψ	45,000	44,312
5.162% 1/24/31 μ	255,000	263,260
5.518% 10/25/35 μ	250,000	256,175
5.819% 9/15/29 μ	429,000	448,710
6.204% 11/10/28 μ	380,000	396,090
6.25% 7/26/30 μ, ψ	450,000	456,155
6.625% 5/1/30 μ, ψ	130,000	135,410

Bank of New York Mellon 4.942% 2/11/31 μ	200,000	205,493
BPCE 144A 5.936% 5/30/35 #, μ	250,000	261,991
Citibank
5.438% 4/30/26	250,000	251,725
5.488% 12/4/26	320,000	325,168
5.57% 4/30/34	360,000	381,698
Citigroup
4.503% 9/11/31 μ	265,000	265,204
6.02% 1/24/36 μ	170,000	178,171
6.75% 2/15/30 μ, ψ	200,000	203,439
6.875% 8/15/30 μ, ψ	115,000	118,639
7.00% 8/15/34 μ, ψ	115,000	122,316

Credit Agricole 144A 4.818% 9/25/33 #, μ	295,000	293,283
Deutsche Bank
4.95% 8/4/31 μ	375,000	378,627
5.297% 5/9/31 μ	170,000	174,177
6.819% 11/20/29 μ	175,000	187,225
7.146% 7/13/27 μ	150,000	153,224

First Citizens BancShares 5.60% 9/5/35 μ	51,000	50,883

2    NQ- IV090 [0925] 1125 (4967888)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.016% 10/23/35 μ	280,000	$ 281,997
5.218% 4/23/31 μ	260,000	268,922
6.484% 10/24/29 μ	235,000	250,120

Huntington Bancshares 6.25% 10/15/30 μ, ψ	160,000	159,747
JPMorgan Chase & Co.
5.103% 4/22/31 μ	220,000	227,332
5.14% 1/24/31 μ	150,000	154,953
5.571% 4/22/28 μ	190,000	194,202
5.572% 4/22/36 μ	69,000	72,765
5.576% 7/23/36 μ	170,000	176,359
6.254% 10/23/34 μ	88,000	97,004

KeyCorp 6.401% 3/6/35 μ	130,000	141,124
M&T Bank 5.179% 7/8/31 μ	135,000	138,291
Morgan Stanley
5.192% 4/17/31 μ	25,000	25,824
5.664% 4/17/36 μ	135,000	142,497
5.831% 4/19/35 μ	619,000	660,103
6.138% 10/16/26 μ	135,000	135,087
6.296% 10/18/28 μ	224,000	233,450
6.407% 11/1/29 μ	155,000	164,768

NatWest Group 5.115% 5/23/31 μ	230,000	235,928
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	200,000	203,107
PNC Financial Services Group
4.899% 5/13/31 μ	110,000	112,365
5.575% 1/29/36 μ	135,000	140,910
5.676% 1/22/35 μ	145,000	152,958
6.875% 10/20/34 μ	245,000	277,661

Popular 7.25% 3/13/28	130,000	135,915
Royal Bank of Canada 6.50% 11/24/85 μ	200,000	198,237
Societe Generale 144A 5.439% 10/3/36 #, μ	240,000	239,612
State Street
4.834% 4/24/30	120,000	123,245
4.993% 3/18/27	215,000	218,394

Toronto-Dominion Bank 6.35% 10/31/85 μ	200,000	200,709
UBS Group
144A 4.398% 9/23/31 #, μ	200,000	199,366
144A 5.01% 3/23/37 #, μ	240,000	238,939
144A 5.58% 5/9/36 #, μ	200,000	208,275
144A 6.85% 9/10/29 #, μ, ψ	470,000	486,423
144A 7.00% 2/10/30 #, μ, ψ	200,000	205,537
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	1,245,000	$ 1,073,608
4.653% 2/1/29 μ	167,000	168,876
5.046% 2/12/31 μ	200,000	205,187
5.678% 1/23/35 μ	145,000	152,720
5.727% 10/21/26 μ	37,000	37,025
6.787% 10/26/27 μ	95,000	97,556

US Bank 4.73% 5/15/28 μ	250,000	252,251
Wells Fargo & Co.
4.078% 9/15/29 μ	135,000	134,598
4.892% 9/15/36 μ	355,000	354,429
5.15% 4/23/31 μ	15,000	15,474
5.244% 1/24/31 μ	155,000	160,404
5.605% 4/23/36 μ	295,000	309,703
		15,615,332
Basic Industry — 0.37%
Celanese US Holdings
6.50% 4/15/30	20,000	20,147
6.75% 4/15/33	170,000	169,389

Cleveland-Cliffs 144A 7.00% 3/15/32 #	365,000	369,093
Dow Chemical 5.65% 3/15/36	265,000	266,438
Fortescue Treasury 144A 5.875% 4/15/30 #	375,000	384,613
Magnera 144A 7.25% 11/15/31 #	190,000	178,931
Novelis 144A 4.75% 1/30/30 #	215,000	207,581
Suzano Austria 2.50% 9/15/28	600,000	567,827
		2,164,019
Brokerage — 0.42%
Blackstone Reg Finance 5.00% 12/6/34	265,000	267,904
Brookfield Finance 5.33% 1/15/36	445,000	447,521
Jefferies Finance 144A 5.00% 8/15/28 #	200,000	193,398
Jefferies Financial Group
2.625% 10/15/31	630,000	560,590
5.875% 7/21/28	213,000	221,816

KKR & Co. 5.10% 8/7/35	545,000	546,195
TPG Operating Group II 5.375% 1/15/36	250,000	250,757
		2,488,181
Capital Goods — 0.49%
Boeing
6.388% 5/1/31	65,000	70,826
6.858% 5/1/54	645,000	736,244

Bombardier 144A 7.25% 7/1/31 #	360,000	382,062
Herc Holdings
144A 7.00% 6/15/30 #	75,000	77,966
144A 7.25% 6/15/33 #	55,000	57,458
NQ- IV090 [0925] 1125 (4967888)    3

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Northrop Grumman
4.75% 6/1/43	55,000	$ 51,063
5.20% 6/1/54	225,000	214,413

QXO Building Products 144A 6.75% 4/30/32 #	86,000	89,259
Resideo Funding 144A 6.50% 7/15/32 #	370,000	379,677
Standard Industries 144A 4.375% 7/15/30 #	483,000	463,404
TransDigm 144A 6.375% 5/31/33 #	340,000	344,673
		2,867,045
Communications — 0.81%
AT&T
5.375% 8/15/35	85,000	87,577
5.55% 11/1/45	140,000	138,691
5.70% 11/1/54	140,000	138,487
6.05% 8/15/56	85,000	88,167
6.30% 1/15/38	40,000	43,554

Charter Communications Operating 6.70% 12/1/55	140,000	141,764
Consolidated Communications 144A 6.50% 10/1/28 #	95,000	96,544
Crown Castle 1.05% 7/15/26	415,000	404,766
Meta Platforms 5.40% 8/15/54	120,000	118,652
Midcontinent Communications 144A 8.00% 8/15/32 #	375,000	386,832
Rogers Communications 5.30% 2/15/34	655,000	664,706
Sirius XM Radio 144A 4.125% 7/1/30 #	425,000	398,905
SoftBank
144A 4.699% 7/9/30 #	310,000	312,644
144A 5.332% 7/9/35 #	370,000	373,401

Sprint Capital 6.875% 11/15/28	255,000	274,340
Time Warner Cable 6.55% 5/1/37	545,000	567,173
T-Mobile USA
5.125% 5/15/32	75,000	77,208
5.875% 11/15/55	225,000	229,992
Verizon Communications
2.875% 11/20/50	135,000	86,233
5.25% 4/2/35	150,000	152,593
		4,782,229
Consumer Cyclical — 0.33%
Alibaba Group Holding 2.125% 2/9/31	500,000	451,059
Carnival 144A 4.00% 8/1/28 #	285,000	281,110
General Motors Financial
5.60% 6/18/31	65,000	67,292
5.625% 4/4/32	80,000	82,611

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Gildan Activewear 144A 4.70% 10/7/30 #	445,000	$ 444,511
Lowe's 4.25% 3/15/31	170,000	168,949
VICI Properties
144A 4.625% 12/1/29 #	85,000	84,195
4.95% 2/15/30	285,000	288,383
5.625% 4/1/35	95,000	97,340
		1,965,450
Consumer Non-Cyclical — 0.62%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	450,000	455,275
Bunge Limited Finance 4.20% 9/17/29	330,000	329,027
CVS Health
5.00% 9/15/32	110,000	111,390
5.45% 9/15/35	185,000	188,342
6.20% 9/15/55	165,000	169,939

DaVita 144A 6.75% 7/15/33 #	216,000	222,920
GE HealthCare Technologies
4.80% 1/15/31	90,000	91,508
5.50% 6/15/35	90,000	93,344

Global Medical Response 144A 7.375% 10/1/32 #	255,000	262,634
HCA 5.45% 9/15/34	270,000	277,060
JBS USA Holding Lux 144A 6.25% 3/1/56 #	175,000	179,662
Mars 144A 5.20% 3/1/35 #	235,000	240,324
Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	880,882
Sysco 5.10% 9/23/30	125,000	128,944
		3,631,251
Electric — 0.45%
American Electric Power 5.80% 3/15/56 μ	160,000	159,839
Appalachian Power 4.50% 8/1/32	135,000	133,783
Black Hills 4.55% 1/31/31	140,000	140,084
Constellation Energy Generation 5.75% 3/15/54	135,000	136,933
Dominion Energy
6.20% 2/15/56 μ	120,000	120,896
6.625% 5/15/55 μ	145,000	150,267
Series A 6.875% 2/1/55 μ	180,000	188,501

DTE Energy 5.10% 3/1/29	185,000	189,634
Fells Point Funding Trust 144A 3.046% 1/31/27 #	385,000	378,902
NRG Energy
144A 4.734% 10/15/30 #	220,000	220,068
144A 5.407% 10/15/35 #	175,000	175,705
144A 6.25% 11/1/34 #	230,000	235,915

Oglethorpe Power 6.20% 12/1/53	45,000	47,434

4    NQ- IV090 [0925] 1125 (4967888)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Virginia Electric and Power 2.45% 12/15/50	480,000	$ 279,859
Vistra Operations 144A 6.00% 4/15/34 #	80,000	84,407
		2,642,227
Energy — 1.17%
Archrock Partners 144A 6.625% 9/1/32 #	95,000	97,520
BP Capital Markets America
2.721% 1/12/32	215,000	195,042
5.227% 11/17/34	385,000	397,826
ConocoPhillips
5.00% 1/15/35	200,000	202,700
5.05% 9/15/33	445,000	458,792
5.50% 1/15/55	190,000	186,278
Enbridge
4.90% 6/20/30	110,000	112,550
5.25% 4/5/27	180,000	182,809
5.55% 6/20/35	170,000	175,426
5.75% 7/15/80 μ	455,000	460,154
6.70% 11/15/53	105,000	117,352
Energy Transfer
6.10% 12/1/28	350,000	368,587
6.50% 2/15/56 μ	310,000	308,851
Enterprise Products Operating
3.30% 2/15/53	260,000	177,204
4.60% 1/15/31	185,000	187,028
EOG Resources
5.00% 7/15/32	343,000	351,074
5.95% 7/15/55	100,000	104,783

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	405,200	368,854
Hilcorp Energy I 144A 6.25% 4/15/32 #	375,000	360,015
Kinder Morgan 5.95% 8/1/54	350,000	352,831
NGL Energy Operating 144A 8.375% 2/15/32 #	145,000	148,706
ONEOK 5.70% 11/1/54	130,000	122,813
Targa Resources Partners 5.00% 1/15/28	770,000	770,897
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	520,000	468,905
Woodside Finance 5.70% 5/19/32	185,000	192,192
		6,869,189
Finance Companies — 1.00%
AerCap Ireland Capital DAC
2.45% 10/29/26	2,155,000	2,117,860
5.00% 11/15/35	150,000	148,453
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
4.125% 12/15/26 μ, ψ	639,000	$ 620,271
4.625% 10/1/28	153,000	153,753
5.10% 3/1/29	111,000	112,743

Apollo Debt Solutions 6.70% 7/29/31	330,000	349,896
Ares Capital 5.10% 1/15/31	315,000	312,811
Aviation Capital Group 144A 4.80% 10/24/30 #	455,000	454,778
Blackstone Private Credit Fund
5.05% 9/10/30	135,000	133,469
5.60% 11/22/29	120,000	122,167
Blue Owl Credit Income
5.80% 3/15/30	302,000	306,360
6.60% 9/15/29	160,000	166,862

OneMain Finance 7.125% 9/15/32	350,000	362,001
PennyMac Financial Services 144A 6.875% 5/15/32 #	360,000	373,313
UWM Holdings 144A 6.25% 3/15/31 #	123,000	122,491
		5,857,228
Industrials — 0.04%
Quanta Services 4.30% 8/9/28	245,000	246,247
		246,247
Insurance — 0.37%
Aon 5.00% 9/12/32	635,000	653,993
Aon North America 5.30% 3/1/31	125,000	130,320
Athene Holding
6.625% 5/19/55	180,000	192,806
6.875% 6/28/55 μ	165,000	169,194

Chubb INA Holdings 4.90% 8/15/35	160,000	161,013
Henneman Trust 144A 6.58% 5/15/55 #	165,000	176,187
Marsh & McLennan 5.35% 11/15/44	330,000	327,607
Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ	335,000	341,290
		2,152,410
Natural Gas — 0.06%
Atmos Energy
2.85% 2/15/52	150,000	95,379
5.75% 10/15/52	270,000	276,752
		372,131
Real Estate Investment Trusts — 0.11%
Extra Space Storage 5.40% 2/1/34	310,000	319,203
NQ- IV090 [0925] 1125 (4967888)    5

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Simon Property Group
4.375% 10/1/30	205,000	$ 205,564
5.125% 10/1/35	130,000	131,578
		656,345
Technology — 0.56%
Accenture Capital 4.25% 10/4/31	715,000	714,381
Broadcom 4.20% 10/15/30	185,000	184,731
CDW 3.276% 12/1/28	555,000	536,539
Cloud Software Group 144A 6.50% 3/31/29 #	265,000	267,682
Entegris 144A 4.75% 4/15/29 #	150,000	148,874
Foundry JV Holdco 144A 6.10% 1/25/36 #	210,000	223,358
Leidos
5.40% 3/15/32	180,000	187,078
5.50% 3/15/35	350,000	362,856
Oracle
4.70% 9/27/34	90,000	87,930
5.20% 9/26/35	240,000	241,413
5.875% 9/26/45	155,000	155,510
5.95% 9/26/55	190,000	189,547
		3,299,899
Transportation — 0.05%
Union Pacific 5.60% 12/1/54	280,000	284,602
		284,602
Total Corporate Bonds (cost $55,093,599)		55,893,785

Government Agency Obligations — 0.15%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	416,222
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	442,076
Total Government Agency Obligations (cost $1,000,000)		858,298

Municipal Bonds — 0.12%
Texas Water Development Board Revenue (Master Trust) 4.75% 10/15/55	390,000	392,988
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	300,000	328,455
Total Municipal Bonds (cost $698,030)		721,443

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 1.35%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	350,000	$ 355,163
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	200,000	206,145
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,015,551
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	350,000	352,315
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,012,774
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	525,000	527,681
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	200,000	202,980
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	775,000	786,798
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,021,908
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,008,859
World Omni Auto Receivables Trust Series 2023-C A3 5.15% 11/15/28	1,446,959	1,455,381
Total Non-Agency Asset-Backed Securities (cost $7,853,033)		7,945,555

Non-Agency Collateralized Mortgage Obligations — 0.77%
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.856% (SOFR + 1.50%) 1/25/45 #, •	100,000	100,031
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.856% (SOFR + 1.50%) 10/25/43 #, •	761,940	762,653
Series 2025-R02 1M2 144A 5.956% (SOFR + 1.60%) 2/25/45 #, •	560,000	560,867
Series 2025-R03 2M1 144A 5.956% (SOFR + 1.60%) 3/25/45 #, •	163,103	163,791
Series 2025-R04 1M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	365,000	366,407

6    NQ- IV090 [0925] 1125 (4967888)

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R05 2M2 144A 5.956% (SOFR + 1.60%) 7/25/45 #, •	160,000	$ 160,559
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.206% (SOFR + 1.85%) 11/25/43 #, •	354,599	358,622
Series 2024-DNA3 M2 144A 5.806% (SOFR + 1.45%) 10/25/44 #, •	770,000	770,235
Series 2025-DNA2 M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	130,000	130,061
Series 2025-DNA3 M2 144A 5.87% (SOFR + 1.50%) 9/25/45 #, •	160,000	160,099

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	1,000,607	987,325
Total Non-Agency Collateralized Mortgage Obligations (cost $4,481,501)		4,520,650

Non-Agency Commercial Mortgage-Backed Securities — 2.30%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	1,700,000	1,721,878
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	1,376,532
Series 2020-BN25 A5 2.649% 1/15/63	1,000,000	922,588
Series 2024-BNK47 A5 5.716% 6/15/57	750,000	798,212

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	892,196
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,762,561
Series 2020-B19 A5 1.85% 9/15/53	450,000	395,899
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,785,624
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,789,981
Series 2022-B35 A5 4.591% 5/15/55 •	100,000	97,900
Series 2022-B36 A5 4.47% 7/15/55 •	150,000	147,458

	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	2,000,000	$ 1,853,885
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,114,545)		13,544,714

Sovereign Bond — 0.07%Δ
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51	500,000	411,500
Total Sovereign Bond (cost $577,338)		411,500

US Treasury Obligations — 4.52%
US Treasury Bonds
2.375% 2/15/42	1,545,000	1,145,382
3.00% 2/15/49	560,000	419,420
3.875% 2/15/43	1,595,000	1,448,086
4.625% 5/15/54	180,000	176,899
4.75% 5/15/55	3,050,000	3,060,485
5.00% 5/15/45	340,000	353,149

US Treasury Floating Rate Notes 4.058% (USBMMY3M + 0.16%) 4/30/27 •	1,800,000	1,799,141
US Treasury Inflation Indexed Bonds 2.125% 1/15/35	10,323,409	10,631,024
US Treasury Notes 3.875% 6/30/30	7,535,000	7,581,799
Total US Treasury Obligations (cost $26,939,350)		26,615,385
	Number of shares
Common Stocks — 58.74%♣
Communication Services — 4.36%
Alphabet Class A	13,208	3,210,865
AT&T	233,507	6,594,238
Deutsche Telekom	85,395	2,909,362
Meta Platforms Class A	9,304	6,832,671
Netflix †	5,100	6,114,492
		25,661,628
Consumer Discretionary — 7.17%
Amazon.com †	38,030	8,350,247
Amer Sports †	159,408	5,539,428
Ferrari	10,963	5,313,995
Hilton Worldwide Holdings	20,180	5,235,499
Home Depot	15,904	6,444,142
NQ- IV090 [0925] 1125 (4967888)    7

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
Media Group Holdings Series H =, †	31,963	$ 54,912
Midea Group Class A	420,100	4,295,997
Sea ADR †	38,967	6,964,572
		42,198,792
Consumer Staples — 4.43%
Alimentation Couche-Tard	128,734	6,868,218
BJ's Wholesale Club Holdings †	46,180	4,306,285
Casey's General Stores	11,298	6,386,985
Coca-Cola	52,934	3,510,583
Orkla	476,876	4,985,657
		26,057,728
Energy — 0.89%
Canadian Natural Resources	84,329	2,695,155
ConocoPhillips	26,889	2,543,430
		5,238,585
Financials — 10.68%
Allstate	23,979	5,147,092
Aon Class A	11,910	4,246,868
Banco Bilbao Vizcaya Argentaria	380,674	7,335,449
Blue Owl Capital	244,997	4,147,799
Capital One Financial	23,040	4,897,843
HDFC Bank	569,348	6,101,535
ING Groep	251,128	6,583,510
Intercontinental Exchange	34,683	5,843,392
Mastercard Class A	13,853	7,879,725
MNSN Holdings =, †	342	16,886
Morgan Stanley	42,607	6,772,809
XP Class A	206,122	3,873,033
		62,845,941
Healthcare — 5.64%
AstraZeneca	25,768	3,947,686
Eli Lilly & Co.	7,843	5,984,209
Fresenius & Co.	116,466	6,508,763
Hoya	46,800	6,471,053
Rede D'Or Sao Luiz 144A #	666,079	5,278,823
Thermo Fisher Scientific	10,208	4,951,084
		33,141,618
Industrials — 7.39%
Airbus	30,855	7,205,444
BAE Systems	252,717	7,034,739
Carrier Global	85,252	5,089,545
CSX	182,570	6,483,061
Howmet Aerospace	36,600	7,182,018
Ingersoll Rand	54,434	4,497,337
Siemens	22,069	5,958,145
		43,450,289
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 16.41%
Apple	44,373	$ 11,298,697
Broadcom	16,270	5,367,636
CDW	19,226	3,062,317
KLA	7,093	7,650,510
Microsoft	40,306	20,876,493
NVIDIA	101,820	18,997,575
Renesas Electronics	275,000	3,163,928
Salesforce	23,908	5,666,196
SAP	24,837	6,650,535
Taiwan Semiconductor Manufacturing	317,450	13,789,338
		96,523,225
Materials — 0.88%
Sherwin-Williams	14,999	5,193,554
		5,193,554
Utilities — 0.89%
NTPC	1,366,744	5,241,038
		5,241,038
Total Common Stocks (cost $266,733,983)		345,552,398

Preferred Stock — 0.04%♣
Financials — 0.04%
SVB Financial Trust 11/7/29 †	390	212,550
Total Preferred Stock (cost $197,630)		212,550

Exchange-Traded Funds — 3.68%
iShares US Treasury Bond ETF	311,979	7,212,955
Vanguard Russell 1000 Value ETF	161,693	14,450,503
Total Exchange-Traded Funds (cost $19,947,745)		21,663,458
	Troy Ounces
Bullion — 6.99%
Gold	10,663	41,146,375
Total Bullion (cost $12,870,226)		41,146,375
Number of shares
Short-Term Investments — 1.09%
Money Market Mutual Funds — 1.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,605,303	1,605,303

8    NQ- IV090 [0925] 1125 (4967888)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,605,303	$ 1,605,303
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,605,303	1,605,303
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,605,303	1,605,303
Total Short-Term Investments (cost $6,421,212)		6,421,212

Total Value of Securities—99.94% (cost $479,473,557)		587,976,475
Receivables and Other Assets Net of Liabilities—0.06%★		344,356
Net Assets Applicable to 56,794,365 Shares Outstanding—100.00%		$588,320,831
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $35,539,765, which represents 6.04% of the Series’ net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at September 30, 2025 through maturity date.
Δ	Securities have been classified by country of risk.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $476,978 cash collateral held at broker for futures contracts as of September 30, 2025.

NQ- IV090 [0925] 1125 (4967888)    9

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
The following futures contracts and swap contracts were outstanding at September 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
146	US Treasury 2 yr Notes	$30,426,172	$30,408,265	12/31/25	$17,907	$—	$15,969
(82)	US Treasury 5 yr Notes	(8,954,016)	(8,965,884)	12/31/25	11,868	—	(3,203)
(5)	US Treasury 10 yr Notes	(562,500)	(560,222)	12/19/25	—	(2,278)	78
(80)	US Treasury 10 yr Ultra Notes	(9,206,250)	(9,269,158)	12/19/25	62,908	—	5,360
138	US Treasury Long Bonds	16,089,938	15,896,632	12/19/25	193,306	—	(34,500)
(14)	US Treasury Ultra Bonds	(1,680,875)	(1,634,046)	12/19/25	—	(46,829)	7,875
Total Futures Contracts			$25,875,587		$285,989	$(49,107)	$(8,421)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[3] 12/20/29-Quarterly	2,800,000	5.000%	$214,452	$153,022	$61,430	$(3,508)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company

10    NQ- IV090 [0925] 1125 (4967888)

Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
NQ- IV090 [0925] 1125 (4967888)    11